Capital Lease and Finance Obligations - UNS Energy (Details) - UNS Energy CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($) lease	Dec. 31, 2015 USD ($)
Springerville Common Facilities
Capital Leased Assets [Line Items]
Number of capital lease obligations | lease			3
Interest expense related to capital lease obligations | CAD	CAD 4	CAD 5
Depreciation expense related to assets under capital lease | CAD	CAD 7	8
Springerville Common Facilities | Energy supply costs
Capital Leased Assets [Line Items]
Depreciation expense related to assets under capital lease | CAD		CAD 3
Springerville Common Facilities | Interest rate swaps
Capital Leased Assets [Line Items]
Amortized principal balance			$ 23	$ 29
Springerville Common Facilities | Minimum
Capital Leased Assets [Line Items]
Lease renewal term	2 years
Springerville Common Facilities | Capital Leases
Capital Leased Assets [Line Items]
Stated interest rate (percent)			5.08%
Springerville Common Facilities | Capital Leases | LIBOR | Interest rate swaps
Capital Leased Assets [Line Items]
Variable rate (percent)	1.88%	1.88%
Springerville Common Facilities, One Lease [Member]
Capital Leased Assets [Line Items]
Fixed-price purchase provision			$ 38
Commitment to purchase capital lease (percent)			17.80%
Fixed purchase price			$ 38
Springerville Common Facilities, Leases Expiring 2021
Capital Leased Assets [Line Items]
Fixed-price purchase provision			$ 68
Lease renewal term	2 years